Expense Example {- Fidelity SAI Sustainable Municipal Income Fund} - NF_01.31 Fidelity SAI Sustainable Municipal Funds_Pro -02 - Fidelity SAI Sustainable Municipal Income Fund - Fidelity SAI Sustainable Municipal Income Fund
May 20, 2022 USD ($)
Expense Example:
1 year	$ 37
3 years	$ 167